Financial Instruments by Category - Summary of Financial Assets and Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at amortized cost:
Cash and cash equivalents	$ 1,447,166	$ 1,220,471	$ 984,976	$ 1,000,040
Short-term bank deposits	3,058,691
Financial liabilities at amortized cost:
Accounts payable and accrued expenses	341,828	322,959
Debt	1,033,458	1,321,455
Lease liabilities	8,165,490	6,244,222	$ 5,245,442
Financial Assets at Amortized Cost
Financial assets at amortized cost:
Cash and cash equivalents	1,447,166	1,220,471
Short-term bank deposits	3,058,691	0
Short term bank deposits	95,058	11,020
Sundry debtors	95,058	11,020
Financial Liabilities at Amortized Cost
Financial liabilities at amortized cost:
Debt with related parties	0	4,340,452
Accounts payable and accrued expenses	341,828	322,959
Suppliers	8,835,875	7,126,089
Debt	1,033,458	1,321,455
Lease liabilities	$ 8,165,490	$ 6,244,222